Fair Value Measurements (Details) - Schedule of Liabilities Subject to Fair Value Measurements - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Forward purchase agreements liabilities	$ 201,250	$ 717,000
Earnout liabilities	611,000	1,964,000
Share based compensation liabilities	582,332	862,614
Total liabilities	1,394,582	3,543,614
Level 1 [Member]
Liabilities
Forward purchase agreements liabilities
Earnout liabilities
Share based compensation liabilities	582,332	862,614
Total liabilities	582,332	862,614
Level 2 [Member]
Liabilities
Forward purchase agreements liabilities
Earnout liabilities
Share based compensation liabilities
Total liabilities
Level 3 [Member]
Liabilities
Forward purchase agreements liabilities	201,250	717,000
Earnout liabilities	611,000	1,964,000
Share based compensation liabilities
Total liabilities	$ 812,250	$ 2,681,000